Debt - VEB Facility - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2014 Agreement	Dec. 31, 2014	Dec. 31, 2013	Oct. 24, 2013
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 6,878,484,000
VEB Facility [Member]
Debt Instrument [Line Items]
Credit facility short-term outstanding amount				150,000,000
Loan repayment maturity period		April 2014
Credit facility maximum borrowing capacity	2,500,000,000			2,500,000,000
Short-term debt bearing interest rate				8.00%
Number of agreements signed	2
Line of credit facility, commission fee	20,850,000
Credit facility outstanding amount		167,288,000	33,348,000
Unused portion of credit facility			116,652,000
Credit facility refinanced amount	$ 146,438,000